Provision (Benefit) for Income Taxes Reconciliation of Unrecognized Tax Benefits Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 55	$ 89
Additions for tax positions of prior years	0	2
Reductions for tax positions of prior years	(4)	0
Changes due to currency translation	(1)	(36)
Balance at end of period	$ 50	$ 55